Income taxes - Summary of Temporary Difference (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 98,218	$ 84,043
Deferred tax liabilities	510,935	513,972
Expense (recovery) on the income statement	(16,579)	(118,839)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	498,384	483,561
Expense (recovery) on the income statement	14,823	(108,501)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42,079	37,245
Deferred tax liabilities	0	0
Expense (recovery) on the income statement	(4,834)	(5,788)
Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	31,793	27,321
Deferred tax liabilities	2,545	0
Expense (recovery) on the income statement	(1,927)	(2,631)
Future withholding taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	0	20,000
Expense (recovery) on the income statement	(20,000)	20,000
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24,346	19,477
Deferred tax liabilities	10,006	10,411
Expense (recovery) on the income statement	$ (4,641)	$ (21,919)